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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen Blvd.
Oklahoma City, Oklahoma  73106

(Address of principal executive offices)  (Zip code)

David M. Robinson
American Fidelity Assurance Company
2000 N. Classen Blvd.
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  405.523.5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:                      Report to Shareholders

Semi-Annual Report June 30, 2013

June 30, 2013

Dear Participant:

The big story during the first-half of 2013 was the continued quantitative easing by the U.S. Federal Reserve.  The Fed continued to buy $85 billion of agency mortgage backed securities per month throughout the first half.  In June, Fed Chairman Bernanke began to signal the possible “tapering” of this purchase program.  The bond market promptly sold off.  The yield on the ten year note went from 1.66% on May 1, to 2.60% on June 25.  The yield on the thirty year bond went from 2.83% to 3.60% during the same time period.  For many bond investors, this was an unwelcome reminder that prices fall when yields rise.  For the quarter, the ten and thirty year yields ended June 30 at 2.52% and 3.52% respectively.

The stock market reacted similarly to the Fed news.  While the major averages had reached new highs during the year, the news of reduced future liquidity due to the “possible” reduction of Fed purchases caused the S&P 500 to lose 4.8% in four trading days.  The Dow Jones had a similar fall losing 4.3% during the same period.  The indices closed out the first half of the year with returns of +12.6% and +13.8% for the S&P 500 and DJIA respectively.  We expect to see continued volatility in the markets going forward as investors sort out future Fed policy shifts.

The economy continued its slow and steady growth during the first quarter with GDP growth of 1.8% (revised down from 2.4%) annualized.  More of the same is expected for Q2.  Some estimates are being revised for slower growth during the second half of 2013.  While this continues to be slower than many market pundits would like to see, it is still positive and continues to yield benefits.  Unemployment is slowly falling with the rate near the end of Q2 at 7.6%.  Some are concerned the “real” level of unemployment is much greater than government statistics show.  We continue to believe some unemployment is the result of structural shifts in the economy which will take some time to overcome.

Inflation continues to be well behaved with a year over year percentage increase of 1.4% as of May 31.  This number, along with other economic numbers, lead us to believe the Fed will not actually raise rates anytime soon.  Investors reached that same conclusion during 2013’s first half by selling off gold holdings dramatically.  Gold prices were down 23.4% for the quarter.  As inflation fears have ebbed, the need to hold gold as a hedge has also decreased.  Many hedge funds suffered significant losses on their gold holdings.

We believe investors will continue to be hyper-vigilant with regard to Fed policy and the continued purchase or “tapering” of its current program for the remainder of 2013.  This will most likely lead to an increase in volatility for both the bond and stock markets.

Sincerely,
David R. Carpenter, President
American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2013
(Unaudited)

Assets
Investments, at fair value (cost $156,413,393)	$184,298,676
Accrued interest and dividends	217,047
Accounts receivable for securities sold	—
Total assets	184,515,723
Liabilities
Accounts payable for securities purchased	—
Total liabilities	—
Net assets	$184,515,723
Composition of net assets:
Net capital paid in on shares of capital stock	$135,131,513
Undistributed net investment income	3,380,835
Accumulated net realized gains	18,118,092
Unrealized appreciation on investments	27,885,283
Net assets (equivalent to $12.99 per share based on
14,200,692 shares of capital stock outstanding)	$184,515,723
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Six months ended June 30, 2013
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $18,451)	$1,500,560
Interest	(365)
1,500,195
Expenses:
Investment advisory fees	448,620
Net investment income	1,051,575
Realized gains on investments:
Proceeds from sales	94,393,614
Cost of securities sold	79,291,577
Net realized gains on investments	15,102,037
Unrealized appreciation on investments, end of period	27,885,283
Unrealized appreciation on investments, beginning of year	23,662,232
Change in unrealized appreciation on investments	4,223,051
Net increase in net assets resulting from operations	$20,376,663
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Six months ended June 30, 2013 and Year ended December 31, 2012
(Unaudited)
	2013	2012
Increase in net assets from operations:
Net investment income	$1,051,575	2,294,304
Net realized gains on investments	15,102,037	12,838,553
Change in unrealized appreciation on investments	4,223,051	10,159,215
Net increase in net assets resulting
from operations	20,376,663	25,292,072
Distributions to shareholders:
Investment income	—	(1,800,000)
Total distributions to shareholders	—	(1,800,000)
Changes from capital stock transactions	(6,148,311)	(10,470,775)
Increase in net assets	14,228,352	13,021,297
Net assets, beginning of year	170,287,371	157,266,074
Net assets, end of period	$184,515,723	170,287,371
Undistributed net investment income	$3,380,835	2,329,260
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
(Unaudited)

	Six months ended	Year Ended December 31
	June 30
	2013	2012	2011	2010	2009
Per share data (1):
Net investment income	$0.07	0.15	0.12	0.10	0.11
Net realized and unrealized gains (losses) from securities	1.32	1.49	(0.11)	1.52	1.65
	1.39	1.64	0.01	1.62	1.76
Distributions- investment income	-	(0.12)	(0.10)	(0.12)	(0.13)
Distributions – capital gains	-	-	-	—	—
Net increase (decrease) in net asset unit value	1.39	1.52	(0.09)	1.50	1.63
Net asset unit value, beginning of period	11.60	10.08	10.17	8.67	7.04
Net asset unit value, end of period	$12.99	11.60	10.08	10.17	8.67
Net assets outstanding, end of period	$184,515,723	170,287,371	157,266,074	166,114,804	147,268,249
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.16%	1.36%	1.09%	1.11%	1.46%
Portfolio turnover rate	50.23%	66.24%	69.91%	102.34%	135.04%
Total return (2)	19.80%	16.38%	0.06%	18.73%	25.01%

(1) Per share calculations were performed using the average shares outstanding method.

(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Ann Inc. *	6,100	$202,520	0.11%
Chico's FAS, Inc.	46,487	793,068	0.43%
Michael Kors Holdings Limited * **	5,750	356,615	0.19%
Nordstrom, Inc.	5,390	323,077	0.18%
Ross Stores, Inc.	13,032	844,604	0.46%
The Gap, Inc.	14,500	605,085	0.33%
The TJX Companies, Inc.	17,386	870,343	0.47%
		3,995,312	2.17%
Apparel and Other Finished Products:
Hanesbrands Inc.	24,264	1,247,655	0.68%
		1,247,655	0.68%
Auto Dealers, Gas Stations:
Autozone, Inc. *	2,114	895,681	0.49%
O'Reilly Automotive, Inc. *	11,340	1,277,111	0.69%
		2,172,792	1.18%
Building Construction-General Contractors:
PulteGroup, Inc. *	71,993	1,365,707	0.74%
		1,365,707	0.74%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	16,300	666,670	0.36%
The Home Depot, Inc.	20,188	1,563,964	0.85%
		2,230,634	1.21%
Business Services:
Accenture plc **	25,335	1,823,107	0.99%
Alliance Data Systems Corporation *	6,500	1,176,695	0.64%
CA, Inc.	20,900	598,367	0.32%
Equifax Inc.	24,455	1,441,133	0.78%
Fidelity National Information Services, Inc.	19,480	834,523	0.45%
Google Inc. *	2,940	2,588,288	1.40%
International Business Machines Corporation	24,306	4,645,120	2.52%
Intuit Inc.	12,894	786,921	0.43%
MedAssets, Inc. *	17,300	306,902	0.17%
Microsoft Corporation	59,544	2,056,054	1.11%
Moody's Corporation	10,100	615,393	0.33%
Oracle Corporation	74,421	2,286,213	1.24%
SAP AG **	8,100	589,923	0.32%
Symantec Corporation *	33,843	760,452	0.41%
Synopsys, Inc. *	25,297	904,368	0.49%
Vantiv, Inc. *	14,400	397,440	0.22%
Visa Inc.	4,909	897,120	0.49%
		22,708,019	12.31%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Chemicals and Allied Products:
Abbott Laboratories	76,140	$2,655,763	1.44%
AbbVie Inc.	30,095	1,244,127	0.67%
Agrium Inc. **	1,400	121,744	0.07%
Air Products & Chemicals, Inc.	1,300	119,041	0.06%
Albemarle Corporation	2,000	124,580	0.07%
Amgen Inc.	12,435	1,226,837	0.67%
Axiall Corporation	3,850	163,933	0.09%
Bristol-Myers Squibb Company	10,700	478,183	0.26%
Celanese Corporation	2,485	111,328	0.06%
Celgene Corporation *	12,599	1,472,949	0.80%
CF Industries Holdings, Inc.	700	120,050	0.07%
E.I. du Pont de Nemours and Company	2,200	115,500	0.06%
Eastman Chemical Company	1,700	119,017	0.06%
Eli Lilly and Company	19,800	972,576	0.53%
Gilead Sciences, Inc. *	33,507	1,715,893	0.93%
Johnson & Johnson	24,100	2,069,226	1.12%
Lyondellbasell Industries N.V. **	5,450	361,117	0.20%
Merck & Co., Inc.	56,200	2,610,490	1.41%
Monsanto Company	7,805	771,134	0.42%
Mylan Inc. *	40,801	1,266,055	0.69%
Pfizer Inc.	17,800	498,578	0.27%
PPG Industries, Inc.	6,699	980,801	0.53%
Regeneron Pharmaceuticals, Inc. *	2,000	449,760	0.24%
The Dow Chemical Company	3,700	119,029	0.06%
The Procter & Gamble Company	5,850	450,392	0.24%
		20,338,103	11.02%
Communications:
CBS Corporation	42,713	2,087,384	1.13%
Comcast Corporation	15,900	665,892	0.36%
Equinix, Inc. *	1,500	277,080	0.15%
Level 3 Communications, Inc. *	42,050	886,414	0.48%
Liberty Global, Inc. * **	7,378	546,562	0.30%
Liberty Interactive Corporation *	15,650	360,107	0.19%
NeuStar, Inc. *	7,300	355,364	0.19%
SBA Communications Corporation *	5,950	441,014	0.24%
Scripps Networks Interactive, Inc.	13,182	880,030	0.48%
Viacom Inc.	7,250	493,363	0.27%
		6,993,210	3.79%
Depository Institutions:
Citigroup Inc.	7,800	374,166	0.20%
Fifth Third Bancorp	20,800	375,440	0.20%
JPMorgan Chase & Co.	7,200	380,088	0.21%
KeyCorp	36,700	405,168	0.22%
Regions Financial Corporation	43,100	410,743	0.22%
SunTrust Banks, Inc.	12,500	394,625	0.22%
U.S. Bancorp	43,500	1,572,525	0.85%
		3,912,755	2.12%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	1,800	118,008	0.06%
		118,008	0.06%
Eating and Drinking Places:
Bloomin' Brands, Inc. *	17,250	429,180	0.23%
		429,180	0.23%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Electric, Gas, and Sanitary Services:
Ameren Corporation	9,700	$334,068	0.18%
American Electric Power Company, Inc.	7,200	322,416	0.18%
Edison International	6,800	327,488	0.18%
Entergy Corporation	4,800	334,464	0.18%
Exelon Corporation	10,500	324,240	0.18%
FirstEnergy Corp.	8,500	317,390	0.17%
Pinnacle West Capital Corporation	5,400	299,538	0.16%
Public Service Enterprise Group Incorporated	10,200	333,132	0.18%
		2,592,736	1.41%
Electronic and Other Electric Equipment:
Amphenol Corporation	8,000	623,520	0.34%
Broadcom Corporation	23,796	803,353	0.44%
Exelis Inc.	30,200	416,458	0.23%
LSI Corporation *	24,250	173,145	0.09%
Maxim Intergrated Products, Inc.	10,200	283,356	0.16%
Molex Incorporated	85,900	2,135,474	1.16%
Qualcomm Incorporated	13,076	798,682	0.43%
RF Micro Devices, Inc. *	66,700	356,845	0.19%
Skyworks Solutions, Inc. *	39,704	869,121	0.47%
Spectrum Brands Holdings, Inc.	7,900	449,273	0.24%
Texas Instruments Incorporated	16,900	589,303	0.32%
Whirlpool Corporation	5,200	594,672	0.32%
		8,093,202	4.39%
Engineering, Accounting, Research, Mgmt and Relation Services:
FTI Consulting, Inc. *	6,450	212,141	0.12%
		212,141	0.12%
Fabricated Metal Products:
Ball Corporation	2,700	112,158	0.06%
Harsco Corporation	14,300	331,617	0.18%
Parker-Hannifin Corporation	4,850	462,690	0.25%
		906,465	0.49%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	7,200	649,872	0.35%
Archer-Daniels-Midland Company	4,500	152,595	0.08%
Bunge Limited **	2,100	148,617	0.08%
Dr Pepper Snapple Group, Inc.	13,700	629,241	0.34%
Green Mountain Coffee Roasters, Inc. *	4,750	356,535	0.19%
Ingredion Incorporated	7,250	475,745	0.26%
Mondelez International, Inc.	15,050	429,377	0.23%
Monster Beverage Corporation *	6,850	416,275	0.23%
PepsiCo, Inc.	12,150	993,749	0.54%
		4,252,006	2.30%
Food Stores:
Safeway Inc.	27,400	648,284	0.35%
		648,284	0.35%
General Merchandise:
Macy's, Inc.	28,835	1,384,080	0.75%
Wal-mart Stores, Inc.	10,400	774,696	0.42%
		2,158,776	1.17%
Health Services:
Laboratory Corporation of America Holdings *	7,000	700,700	0.38%
		700,700	0.38%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Heavy Construction Non-Building:
Fluor Corporation	42,800	$2,538,468	1.38%
KBR, Inc.	14,500	471,250	0.25%
		3,009,718	1.63%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,600	2,254,852	1.22%
Extra Space Storage Inc.	9,700	406,721	0.22%
Taubman Centers, Inc.	2,650	199,148	0.11%
Weyerhaeuser Company	11,500	327,635	0.18%
		3,188,356	1.73%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	29,000	2,056,100	1.11%
Pier 1 Imports, Inc.	14,400	338,256	0.18%
Williams-Sonoma, Inc.	6,800	380,052	0.21%
		2,774,408	1.50%
Hotels, Other Lodging Places:
Wyndham Worldwide Corporation	2,750	352,000	0.19%
Wynn Resorts, Limited	10,120	579,168	0.31%
		931,168	0.50%
Industrial Machinery and Equipment:
Apple Computer, Inc.	7,255	2,873,560	1.56%
Caterpillar Inc.	7,850	647,546	0.35%
Cisco Systems, Inc.	39,214	953,292	0.52%
Cummins Engine, Inc.	4,300	466,378	0.25%
Dover Corporation	29,150	2,263,789	1.23%
EMC Corporation	33,179	783,688	0.42%
Hewlett-Packard Company	12,700	314,960	0.17%
Joy Global Inc.	3,400	165,002	0.09%
Lennox International Inc.	4,750	306,565	0.17%
National Oilwell Varco, Inc.	19,950	1,374,555	0.74%
NetApp, Inc.	33,522	1,266,461	0.69%
Pitney Bowes, Inc.	34,700	509,396	0.28%
SanDisk Corporation *	15,011	917,172	0.50%
The Timken Company	9,000	506,520	0.27%
Western Digital Corporation	23,496	1,458,867	0.79%
		14,807,751	8.03%
Instruments and Related Products:
3M Company	4,600	503,010	0.27%
Agilent Technologies, Inc.	18,280	781,652	0.42%
Baxter International Inc.	30,750	2,130,052	1.16%
Becton, Dickinson and Company	9,135	902,812	0.49%
C.R. Bard, Inc.	7,637	829,989	0.45%
Danaher Corporation	14,371	909,684	0.49%
KLA-Tencor Corporation	15,580	868,273	0.47%
Medtronic, Inc.	16,225	835,101	0.45%
Northrop Grumman Corporation	11,900	985,320	0.54%
Raytheon Company	9,200	608,304	0.33%
Roper Industries, Inc.	4,500	558,990	0.30%
St. Jude Medical, Inc.	11,700	533,871	0.29%
Stryker Corporation	12,611	815,679	0.44%
Waters Corporation *	4,200	420,210	0.23%
Zimmer Holdings, Inc.	6,700	502,098	0.27%
		12,185,045	6.60%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Insurance Carriers:
Ace LTD. **	4,100	$366,868	0.20%
Aetna Inc.	8,800	559,152	0.30%
Assurant, Inc.	7,400	376,734	0.20%
Axis Capital Holdings Limited **	44,450	2,034,921	1.10%
Berkshire Hathaway Inc. *	19,000	2,126,480	1.15%
Cigna Corporation	7,700	558,173	0.30%
CNO Financial Group, Inc.	33,650	436,104	0.24%
Genworth Financial, Inc. *	31,550	359,986	0.19%
Humana Inc.	6,700	565,346	0.31%
Lincoln National Corporation	11,000	401,170	0.22%
Metlife Capital Trust, Inc.	8,400	384,384	0.21%
Principal Financial Group, Inc.	10,600	396,970	0.22%
Prudential Financial, Inc.	5,300	387,059	0.21%
RenaissanceRe Holdings Ltd. **	21,550	1,870,325	1.01%
The Chubb Corporation	4,300	363,995	0.20%
The Hartford Financial Services Group, Inc.	12,400	383,408	0.21%
The Travelers Companies, Inc.	4,500	359,640	0.19%
Unum Group	13,000	381,810	0.21%
Wellpoint, Inc.	7,000	572,880	0.31%
		12,885,405	6.98%
Leather and Leather Products:
Coach, Inc.	12,176	695,128	0.38%
		695,128	0.38%
Lumber and Wood Products:
Leucadia National Corporation	71,850	1,883,907	1.02%
		1,883,907	1.02%
Metal Mining:
Cliffs Natural Resources Inc.	6,800	110,500	0.06%
Freeport-McMoRan Copper & Gold Inc.	5,850	161,519	0.09%
		272,019	0.15%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	5,000	106,850	0.06%
		106,850	0.06%
Miscellaneous Manufacturing Industries:
Mattel, Inc.	22,100	1,001,351	0.54%
		1,001,351	0.54%
Miscellaneous Retail:
CVS Caremark Corp	32,833	1,877,391	1.02%
Express Scripts Holding Company *	12,500	771,125	0.42%
HSN, Inc.	7,250	389,470	0.21%
Omnicare, Inc.	7,950	379,295	0.20%
PetSmart, Inc.	13,351	894,383	0.48%
Walgreen Co.	7,400	327,080	0.18%
		4,638,744	2.51%
Nondepository Institutions:
American Express Company	11,660	871,702	0.47%
CIT Group Inc. *	7,850	366,045	0.20%
Discover Financial Services	8,200	390,648	0.21%
SLM Corporation	15,700	358,902	0.20%
		1,987,297	1.08%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	17,050	$951,900	0.51%
Cardinal Health, Inc.	5,100	240,720	0.13%
McKesson Corporation	15,738	1,802,001	0.98%
		2,994,621	1.62%
Oil and Gas Extraction:
Anadarko Petroleum Corporation	5,200	446,836	0.24%
Apache Corporation	4,000	335,320	0.18%
Diamond Offshore Drilling, Inc.	5,000	343,950	0.19%
Encana Corporation **	101,100	1,712,634	0.93%
Eni S.p.A **	7,500	307,800	0.17%
EOG Resources, Inc.	3,500	460,880	0.25%
Helmerich & Payne, Inc.	5,500	343,475	0.19%
Nabors Industries Ltd. **	20,700	316,917	0.17%
Noble Corporation **	58,400	2,194,672	1.19%
Noble Energy, Inc.	6,200	372,248	0.20%
Occidental Petroleum Corporation	3,700	330,151	0.18%
Patterson-UTI Energy, Inc.	14,800	286,454	0.15%
Royal Dutch Shell PLC **	4,800	306,240	0.16%
Schlumberger N.V. (Schlumberger Limited) **	26,950	1,931,237	1.05%
Southwestern Energy Company *	8,500	310,505	0.17%
Talisman Energy Inc. **	28,800	329,184	0.18%
Transocean LTD. **	6,600	316,470	0.17%
		10,644,973	5.77%
Paper and Allied Products:
International Paper Company	2,500	110,775	0.06%
Kimberly-Clark Corporation	6,600	641,124	0.35%
Packaging Corporation of America	8,050	394,128	0.21%
		1,146,027	0.62%
Personal Services:
Unifirst Corporation	4,950	451,688	0.25%
		451,688	0.25%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	7,700	321,398	0.17%
Chevron Corporation	2,792	330,405	0.18%
ConocoPhillips	5,400	326,700	0.18%
Exxon Mobil Corporation	3,600	325,260	0.18%
Total SA **	7,000	340,900	0.18%
		1,644,663	0.89%
Printing, Publishing, & Allied Lines:
Acco Brands Corporation *	41,650	264,894	0.14%
		264,894	0.14%
Railroad Transportation:
Union Pacific Corporation	11,269	1,738,581	0.94%
		1,738,581	0.94%
Real Estate:
CBRE Group, Inc. *	13,150	307,184	0.17%
PICO Holdings, Inc. *	92,450	1,937,752	1.05%
Realogy Holdings Corp. *	5,000	240,200	0.13%
		2,485,136	1.35%

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2013

Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets

Rubber & Miscellaneous Plastic Products:
The Goodyear Tire & Rubber Company *	24,300	$371,547	0.20%
Tupperware Brands Corporation	4,100	318,529	0.17%
		690,076	0.37%
Security and Commodity Brokers:
Affiliated Managers Group, Inc. *	2,155	353,290	0.19%
Ameriprise Financial, Inc.	4,800	388,224	0.21%
Blackrock, Inc.	3,198	821,406	0.44%
Franklin Resources, Inc.	11,919	1,621,222	0.88%
Raymond James Financial, Inc.	18,536	796,677	0.43%
The Goldman Sachs Group, Inc.	2,400	363,000	0.20%
		4,343,819	2.35%
Service Necessity:
Subsea 7 S.A. **	30,200	537,107	0.29%
		537,107	0.29%
Textile Mill Products:
Mohawk Industries, Inc. *	6,000	674,940	0.37%
		674,940	0.37%
Transportation By Air:
Bristow Group Inc.	26,350	1,721,182	0.93%
Copa Holdings, S.A. **	3,050	399,916	0.22%
		2,121,098	1.15%
Transportation Equipment:
Autoliv, Inc.	6,400	495,296	0.27%
Lockheed Martin Corporation	5,400	585,684	0.32%
Polaris Industries Inc.	4,600	437,000	0.24%
The Boeing Company	14,323	1,467,248	0.79%
Triumph Group, Inc.	6,200	490,730	0.26%
TRW Automotive Holdings Corp *	7,400	491,656	0.27%
		3,967,614	2.15%
Transportation Services:
Expedia, Inc.	14,391	865,619	0.47%
priceline.com Incorporated *	1,935	1,600,497	0.87%
		2,466,116	1.34%
Total common stocks (cost $153,728,902)		181,614,185	98.43%
Short-Term Investments:
AIM Money market funds (.020075% at June 30, 2013)	2,684,491	2,684,491	1.45%
Total short-term investments (cost $2,684,491)		2,684,491	1.45%
Total investments (cost $156,413,393)		184,298,676	99.88%
Other assets and liabilities, net		217,047	0.12%
Total net assets		$184,515,723	100.00%

* Presently not producing dividend income
** Foreign Investments (10.97% of net assets)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Corporation. Securities for which published quotations are not available are valued based on policies approved by the Fund’s board of directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  All securities were priced at June 28, 2013 based on quoted market prices. The Company has in place a process to validate with a secondary independent pricing source changes in prices that exceed a certain threshold. Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors.  Short-term investments are valued on the basis of amortized cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are   recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2013, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $89,540,042 and $94,393,614 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2013 for financial reporting purposes was $31,005,387 and $3,120,104 respectively.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value.  These levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
 Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments). There were no transfers of securities Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2013.  See Schedule of Portfolio Investments for industry categorization.

Level 1 -	Quoted Prices	$184,298,676
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$184,298,676

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.  The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income taxes is thus required.

During 2012, the Fund generated net capital gains for tax purposes of $12,974,145. All of the $9,144,493 net capital loss carryover at December 31, 2011 was utilized in 2012 to offset the 2012 net capital gain. Therefore, the Fund has a net capital gain of $3,829,652 for tax purposes as of December 31, 2012.  The board of directors intends to distribute a realized net capital gain dividend of $3,829,652 during 2013.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes.  The Fund has no unrecognized tax positions as of December 31, 2012.

As of December 31, 2012, the fund has no accrued interest and penalties related to unrecognized tax positions.  The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2009 through 2012 remain open to examination by the major taxing jurisdictions to    which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

(e)	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid annually.  Dividends to shareholders from capital gains, if any are paid annually. These ordinary and capital gain dividends are paid as required to comply with Federal tax requirements.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2012 or 2011.

(f)	Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU No. 2011-04). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The Fund has adopted this guidance in 2012 with no material impact to the financial statements or disclosures.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four sub-advisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

Dividends for 2013 will be declared sometime before September 15, 2013.  On November 15, 2012, a dividend of $0.12 per share was distributed from ordinary income, which amounts to $1,800,000.  There were no capital gains for 2012.

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

The tax character of distributions paid during the six months ended June 30, 2013 and year ended December 31, 2012 was as follows:

Distribution to Shareholders:	2013	2012
Dividends paid from:
Ordinary income	$—	1,800,000
Long-term capital gain	—	—
	—	1,800,000
Return of capital	—	—
Total distributions to shareholders	$—	1,800,000

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,262,068
Undistributed capital gain income	3,829,652
Undistributed long-term loss	-
Unrealized appreciation	22,915,546
Distributable earnings	$29,007,546

Continued

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2013

(4)	Changes From Capital Stock Transactions

As of six months ended June 30, 2013 and year ended December 31, 2012, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2013	2012	2013	2012
Shares sold	47,066	123,972	$593,509	1,380,264
Shares issued in reinvestment of
dividends and distributions	—	164,609	—	1,800,000
	47,066	288,581	593,509	3,180,264
Shares redeemed	(531,217)	(1,212,109)	(6,741,820)	(13,651,039)
Decrease in net assets derived
from capital stock transactions	(484,151)	(923,528)	$(6,148,311)	(10,470,775)

(5)	Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 - June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2012	Ending Account Value Value June 30, 2013	Expenses Paid During Period* Jan. 1 - June 30, 2013
Actual	$1,000.00	$1,120.47	$2.7090
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.5104

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2013.

Common Stock:	Percentage of Net Assets
Apparel and Accessory Stores:	2.17%
Apparel and Other Finished Products:	0.68%
Auto Dealers, Gas Stations:	1.18%
Building Construction-General Contractors:	0.74%
Building Materials and Garden Supplies:	1.21%
Business Services:	12.31%
Chemicals and Allied Products:	11.02%
Communications:	3.79%
Depository Institutions:	2.12%
Durable Goods, Wholesale:	0.06%
Eating and Drinking Places:	0.23%
Electric, Gas, and Sanitary Services:	1.41%
Electronic and Other Electric Equipment:	4.39%
Engineering, Accounting, Research, Mgmt and Relation Services:	0.12%
Fabricated Metal Products:	0.49%
Food and Kindred Products:	2.30%
Food Stores:	0.35%
General Merchandise:	1.17%
Health Services:	0.38%
Heavy Construction Non-Building:	1.63%
Holding and Other Investment Offices:	1.73%
Home Furniture and Equipment:	1.50%
Hotels, Other Lodging Places:	0.50%
Industrial Machinery and Equipment:	8.03%
Instruments and Related Products:	6.60%
Insurance Carriers:	6.98%
Leather and Leather Products:	0.38%
Lumber and Wood Products:	1.02%
Metal Mining:	0.15%
Mining, Quarry Nonmetal Minerals:	0.06%
Miscellaneous Manufacturing Industries:	0.54%
Miscellaneous Retail:	2.51%
Nondepository Institutions:	1.08%
Nondurable Goods-Wholesale:	1.62%
Oil and Gas Extraction:	5.77%
Paper and Allied Products:	0.62%
Personal Services:	0.25%
Petroleum Refining and Related Industries:	0.89%
Printing, Publishing, & Allied Lines:	0.14%
Railroad Transportation:	0.94%
Real Estate:	1.35%
Rubber & Miscellaneous Plastic Products:	0.37%
Security and Commodity Brokers:	2.35%
Service Necessity:	0.29%
Textile Mill Products:	0.37%
Transportation By Air:	1.15%
Transportation Equipment:	2.15%
Transportation Services:	1.34%
Short-Term Investments:	1.45%
Other assets and liabilities, net	0.12%
Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services that help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income, as well as capital gain contributions, are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity-trained, salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.	JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvesTrust, N.A..
Oklahoma City, Oklahoma
Independent Auditors	KPMG LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Boston Advisors, LLC
Boston, Massachusetts
The Renaissance Group LLC
(d/b/a Renaissance Investment Management)
Covington, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Maine Street Holdings, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
Vice-President
Cameron Associates, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Founder
Eitel & Armstrong Consulting
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
TOM J. MCDANIEL
President
American Fidelity Foundation
STEPHEN M. PRESCOTT, M.D.
Physician/Scientist and President
Oklahoma Medical Research Foundation

For More Information

To obtain information:

By telephone:
Call 1.800.662.1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106 1.800.662.1106
GVA-277	Information Published 8/2013

Item 2:	Code of Ethics Not applicable to Semi-Annual Report
Item 3:	Audit Committee Financial Expert Not applicable to Semi-Annual Report.
Item 4:	Principal Accountant Fees and Services Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants Not Applicable to Registrant.
Item 6:	Schedule of Investments Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not Applicable to Registrant.
Item 8:	Portfolio Managers of Closed-End Management Investment Companies Not Applicable to Registrant.
Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not Applicable to Registrant.
Item 10:
Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors.  Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications.  Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention:  Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.  The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications:  experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity.  In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers.  However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request.  Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:
Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
	(a)(1)	Not applicable to Semi-Annual Report.

	(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable to Registrant.

	(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By: Name: Title:	/S/David R. Carpenter___________________ David R. Carpenter President and Principal Executive Officer

Date:  August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: Name: Title:	/S/David R. Carpenter___________________ David R. Carpenter President and Principal Executive Officer

Date:  August 16, 2013

By: Name: Title:	/S/Robert D. Brearton__________________ Robert D. Brearton Executive Vice President and Principal Financial Officer

Date: August 16, 2013

Exhibit (a)(2)
OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 16, 2013	By: /S/David R. Carpenter____________________ Name: David R. Carpenter Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.      I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 16, 2013	By: /S/Robert D. Brearton______________ Name: Robert D. Brearton Title: Executive President & Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report
Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2012, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.           The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.           The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:  August 16, 2013

/S/David R. Carpenter_______________________ Name: David R. Carpenter Title: President & Principal Executive Officer

/S/Robert D. Brearton_______________________ Name: Robert D. Brearton Title: Executive President & Principal Financial Officer